January 26, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	MassMutual Select Funds

(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 46 to the Trust’s Registration Statement under the Securities Act and Amendment No. 48 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed primarily in connection with the following: (i) to reflect the addition of a sub-adviser for the MassMutual Select Overseas Fund and (ii) to reflect a change in sub-adviser for each of the MassMutual Select Strategic Balanced Fund, MassMutual Select Small Company Value Fund, MassMutual Select Small Company Growth Fund and MassMutual Select Emerging Growth Fund. In addition, this Amendment incorporates other changes made since the filing of Post-Effective Amendment No. 45 in connection with the Trust. The anticipated effective date is April 1, 2009. These Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect 12/31/08 information, but instead still reflect 12/31/07 information.

Please address any comments or questions to the undersigned at (413) 744-6602. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Jill Nareau Robert
Jill Nareau Robert
Assistant Secretary, MassMutual Select Funds
Counsel, Massachusetts Mutual Life Insurance Company